Deferred Income	12 Months Ended
Dec. 31, 2025
Deferred Income
Deferred Income

14. Deferred Income

The following table summarizes details of deferred income at December 31, 2025 and December 31, 2024. The nature of the deferred income relating to Lilly is described in Note 16. The nature of the deferred income relating to RSRT is described in Note 25.

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Payments from Eli Lilly and Company	38,946	50,930
Payments from Rett Syndrome Research Trust	—	441
Total	38,946	51,371
Current portion	17,552	21,942
Total non-current portion	21,394	29,429

The current portion of deferred income reflects the estimated value of the Company’s work under the Lilly collaboration and RSRT grant that is expected to be performed within one year after the balance sheet date.

The table below analyzes ProQR’s undiscounted deferred income release based on estimates for the measure of progress and allocated into relevant maturity groupings until the contractual maturity date:

	Within	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2025
Deferred Income	17,552	13,698	7,696	—
Total	17,552	13,698	7,696	—

At December 31, 2024
Deferred Income	21,942	21,087	8,342	—
Total	21,942	21,087	8,342	—